UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number 811-21722

Name of Fund:  Enhanced Equity Yield Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Enhanced Equity Yield Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/05

Date of reporting period: 07/01/05 - 09/30/05

Item 1 - Schedule of Investments


Enhanced Equity Yield Fund, Inc.

Schedule of Investments as of September 30, 2005
                                                  Shares
Industry                                            Held    Common Stocks                                               Value
Aerospace & Defense - 1.0%                        14,000    Boeing Co.                                            $       951,300
                                                  54,600    Honeywell International, Inc.                               2,047,500
                                                  17,800    United Technologies Corp.                                     922,752
                                                                                                                  ---------------
                                                                                                                        3,921,552

Air Freight & Logistics - 0.7%                    42,300    United Parcel Service, Inc. Class B                         2,924,199

Auto Components - 0.4%                           157,500    Dana Corp.                                                  1,482,075

Automobiles - 1.2%                               246,800    Ford Motor Co.                                              2,433,448
                                                  76,300    General Motors Corp.                                        2,335,543
                                                                                                                  ---------------
                                                                                                                        4,768,991

Beverages - 1.3%                                   8,300    Anheuser-Busch Cos., Inc.                                     357,232
                                                  58,000    The Coca-Cola Co.                                           2,505,020
                                                  42,300    PepsiCo, Inc.                                               2,398,833
                                                                                                                  ---------------
                                                                                                                        5,261,085

Biotechnology - 0.6%                               7,500    Amgen, Inc. (b)                                               597,525
                                                  11,600    Biogen Idec, Inc. (b)                                         457,968
                                                   8,600    Genzyme Corp. (b)                                             616,104
                                                  14,900    Gilead Sciences, Inc. (b)                                     726,524
                                                                                                                  ---------------
                                                                                                                        2,398,121

Capital Markets - 3.1%                            78,400    American Capital Strategies Ltd.                            2,874,144
                                                  75,900    The Charles Schwab Corp.                                    1,095,237
                                                   6,900    Franklin Resources, Inc.                                      579,324
                                                  19,000    Goldman Sachs Group, Inc.                                   2,310,020
                                                  11,200    Lehman Brothers Holdings, Inc.                              1,304,576
                                                  57,300    Morgan Stanley                                              3,090,762
                                                  21,500    T. Rowe Price Group, Inc.                                   1,403,950
                                                                                                                  ---------------
                                                                                                                       12,658,013

Chemicals - 2.4%                                  22,700    Air Products & Chemicals, Inc.                              1,251,678
                                                  49,300    The Dow Chemical Co.                                        2,054,331
                                                  52,900    E.I. du Pont de Nemours & Co.                               2,072,093
                                                  69,200    Lyondell Chemical Co.                                       1,980,504
                                                  19,800    Monsanto Co.                                                1,242,450
                                                  19,000    PPG Industries, Inc.                                        1,124,610
                                                                                                                  ---------------
                                                                                                                        9,725,666

Commercial Banks - 6.7%                           19,000    BB&T Corp.                                                    741,950
                                                 198,600    Bank of America Corp.                                       8,361,060
                                                  33,000    HSBC Holdings Plc (c)                                       2,680,590
                                                  14,100    Keycorp                                                       454,725
                                                  20,600    National City Corp.                                           688,864
                                                  94,100    Regions Financial Corp.                                     2,928,392
                                                 156,800    U.S. Bancorp                                                4,402,944
                                                  87,200    Wachovia Corp.                                              4,149,848
                                                  43,900    Wells Fargo & Co.                                           2,571,223
                                                                                                                  ---------------
                                                                                                                       26,979,596

Communications Equipment - 2.6%                  223,700    Cisco Systems, Inc. (b)                                     4,010,941
                                                  48,800    Corning, Inc. (b)                                             943,304
                                                 108,700    Motorola, Inc.                                              2,401,183
                                                  67,400    Qualcomm, Inc.                                              3,016,150
                                                                                                                  ---------------
                                                                                                                       10,371,578

Computers & Peripherals - 3.6%                    28,200    Apple Computer, Inc. (b)                                    1,511,802
                                                  85,000    Dell, Inc. (b)                                              2,907,000
                                                  83,300    EMC Corp. (b)                                               1,077,902
                                                 132,600    Hewlett-Packard Co.                                         3,871,920
                                                  61,300    International Business Machines Corp.                       4,917,486
                                                                                                                  ---------------
                                                                                                                       14,286,110

Containers & Packaging - 0.6%                     57,300    Temple-Inland, Inc.                                         2,340,705

Diversified Financial Services - 4.8%            237,900    Citigroup, Inc.                                            10,829,208
                                                 197,300    JPMorgan Chase & Co.                                        6,694,389
                                                  34,900    Principal Financial Group                                   1,653,213
                                                                                                                  ---------------
                                                                                                                       19,176,810

Diversified Telecommunication                     27,800    AT&T Corp.                                                    550,440
Services - 3.4%                                  164,500    BellSouth Corp.                                             4,326,350
                                                  74,700    Citizens Communications Co.                                 1,012,185
                                                  95,500    SBC Communications, Inc.                                    2,289,135
                                                 173,100    Verizon Communications, Inc.                                5,658,639
                                                                                                                  ---------------
                                                                                                                       13,836,749

Electric Utilities - 2.0%                         13,300    American Electric Power Co., Inc.                             528,010
                                                  11,400    FirstEnergy Corp.                                             594,168
                                                  71,500    Progress Energy, Inc.                                       3,199,625
                                                 106,400    The Southern Co.                                            3,804,864
                                                                                                                  ---------------
                                                                                                                        8,126,667

Electrical Equipment - 0.7%                       27,900    Emerson Electric Co.                                        2,003,220
                                                  19,000    Rockwell Automation, Inc.                                   1,005,100
                                                                                                                  ---------------
                                                                                                                        3,008,320

Energy Equipment & Services - 0.9%                35,200    Halliburton Co.                                             2,411,904
                                                   7,300    Schlumberger Ltd.                                             615,974
                                                  11,100    Transocean, Inc. (b)                                          680,541
                                                                                                                  ---------------
                                                                                                                        3,708,419

Food & Staples Retailing - 1.9%                  134,400    Albertson's, Inc.                                           3,447,360
                                                  98,800    Wal-Mart Stores, Inc.                                       4,329,416
                                                                                                                  ---------------
                                                                                                                        7,776,776

Food Products - 1.4%                             116,300    ConAgra Foods, Inc.                                         2,878,425
                                                 150,400    Sara Lee Corp.                                              2,850,080
                                                                                                                  ---------------
                                                                                                                        5,728,505

Gas Utilities - 0.8%                              91,500    Oneok, Inc.                                                 3,112,830

Health Care Equipment & Supplies - 0.6%           24,400    Baxter International, Inc.                                    972,828
                                                  11,100    Guidant Corp.                                                 764,679
                                                   8,500    Zimmer Holdings, Inc. (b)                                     585,565
                                                                                                                  ---------------
                                                                                                                        2,323,072

Health Care Providers & Services - 0.6%           15,800    Caremark Rx, Inc. (b)                                         788,894
                                                  21,200    WellPoint, Inc. (b)                                         1,607,384
                                                                                                                  ---------------
                                                                                                                        2,396,278

Hotels, Restaurants & Leisure - 0.8%              35,500    Carnival Corp.                                              1,774,290
                                                  34,200    International Game Technology                                 923,400
                                                  14,300    McDonald's Corp.                                              478,907
                                                                                                                  ---------------
                                                                                                                        3,176,597

Household Durables - 1.2%                         12,500    Black & Decker Corp.                                        1,026,125
                                                 132,300    Newell Rubbermaid, Inc.                                     2,996,595
                                                  35,000    Tupperware Corp.                                              797,300
                                                                                                                  ---------------
                                                                                                                        4,820,020

Household Products - 1.2%                         79,100    Procter & Gamble Co.                                        4,703,286

IT Services - 0.4%                                40,300    Automatic Data Processing, Inc.                             1,734,512

Independent Power Producers &                    123,800    Duke Energy Corp.                                           3,611,246
Energy Traders - 0.9%

Industrial Conglomerates - 4.6%                   38,300    3M Co.                                                      2,809,688
                                                 391,400    General Electric Co.                                       13,178,438
                                                  82,400    Tyco International Ltd.                                     2,294,840
                                                                                                                  ---------------
                                                                                                                       18,282,966

Insurance - 3.6%                                  95,300    AON Corp.                                                   3,057,224
                                                   7,800    The Allstate Corp.                                            431,262
                                                  96,900    American International Group, Inc.                          6,003,924
                                                  28,300    Lincoln National Corp.                                      1,472,166
                                                  40,600    Marsh & McLennan Cos., Inc.                                 1,233,834
                                                  46,900    The St. Paul Travelers Cos., Inc.                           2,104,403
                                                                                                                  ---------------
                                                                                                                       14,302,813

Internet & Catalog Retail - 0.4%                  41,900    eBay, Inc. (b)                                              1,726,280

Internet Software & Services - 0.4%               45,100    Yahoo!, Inc. (b)                                            1,526,184

Leisure Equipment & Products - 0.2%               33,900    Eastman Kodak Co.                                             824,787

Machinery - 1.0%                                  19,600    Eaton Corp.                                                 1,245,580
                                                  19,900    Illinois Tool Works, Inc.                                   1,638,367
                                                  33,600    Ingersoll-Rand Co. Class A                                  1,284,528
                                                                                                                  ---------------
                                                                                                                        4,168,475

Media - 1.1%                                      67,600    Time Warner, Inc.                                           1,224,236
                                                  69,300    Viacom, Inc. Class B                                        2,287,593
                                                  37,400    Walt Disney Co.                                               902,462
                                                                                                                  ---------------
                                                                                                                        4,414,291

Metals & Mining - 1.5%                            55,200    Alcoa, Inc.                                                 1,347,984
                                                  17,300    Nucor Corp.                                                 1,020,527
                                                  10,400    Phelps Dodge Corp.                                          1,351,272
                                                 112,300    Worthington Industries                                      2,361,669
                                                                                                                  ---------------
                                                                                                                        6,081,452

Multi-Utilities - 2.9%                            12,000    Ameren Corp.                                                  641,880
                                                  69,800    Consolidated Edison, Inc.                                   3,388,790
                                                  48,700    Dominion Resources, Inc.                                    4,195,018
                                                  73,600    KeySpan Corp.                                               2,707,008
                                                   8,300    Public Service Enterprise Group, Inc.                         534,188
                                                                                                                  ---------------
                                                                                                                       11,466,884

Multiline Retail - 0.1%                            3,300    Sears Holdings Corp. (b)                                      410,586

Oil, Gas & Consumable Fuels - 8.0%                43,500    BP Plc (c)                                                  3,081,975
                                                  69,806    Chevron Corp.                                               4,518,542
                                                  31,000    ConocoPhillips                                              2,167,210
                                                 236,600    Exxon Mobil Corp.                                          15,033,564
                                                  15,854    Kerr-McGee Corp.                                            1,539,582
                                                  31,400    Kinder Morgan, Inc.                                         3,019,424
                                                  39,900    Nordic American Tanker Shipping                             1,507,023
                                                 133,300    USEC, Inc.                                                  1,487,628
                                                                                                                  ---------------
                                                                                                                       32,354,948

Paper & Forest Products - 0.9%                    43,100    International Paper Co.                                     1,284,380
                                                  24,200    MeadWestvaco Corp.                                            668,404
                                                  21,600    Weyerhaeuser Co.                                            1,485,000
                                                                                                                  ---------------
                                                                                                                        3,437,784

Personal Products - 0.5%                          34,300    The Gillette Co.                                            1,996,260

Pharmaceuticals - 5.9%                            71,900    Abbott Laboratories                                         3,048,560
                                                  34,200    Bristol-Myers Squibb Co.                                      822,852
                                                  26,100    Eli Lilly & Co.                                             1,396,872
                                                  96,300    Johnson & Johnson                                           6,093,864
                                                 131,700    Merck & Co., Inc.                                           3,583,557
                                                 284,200    Pfizer, Inc.                                                7,096,474
                                                  19,600    Schering-Plough Corp.                                         412,580
                                                  28,600    Wyeth                                                       1,323,322
                                                                                                                  ---------------
                                                                                                                       23,778,081

Real Estate - 1.5%                                58,300    Annaly Mortgage Management, Inc. (d)                          754,985
                                                  97,800    Equity Office Properties Trust                              3,199,038
                                                 144,900    Friedman Billings Ramsey Group, Inc. Class A (d)            1,476,531
                                                   7,600    Simon Property Group, Inc.                                    563,312
                                                                                                                  ---------------
                                                                                                                        5,993,866

Semiconductors & Semiconductor                    12,900    Analog Devices, Inc.                                          479,106
Equipment - 3.0%                                  57,800    Applied Materials, Inc.                                       980,288
                                                 252,500    Intel Corp.                                                 6,224,125
                                                  20,900    Linear Technology Corp.                                       785,631
                                                  21,000    Maxim Integrated Products, Inc.                               895,650
                                                  59,500    Texas Instruments, Inc.                                     2,017,050
                                                  25,900    Xilinx, Inc.                                                  721,315
                                                                                                                  ---------------
                                                                                                                       12,103,165

Software - 3.0%                                   10,700    Electronic Arts, Inc. (b)                                     608,723
                                                 364,800    Microsoft Corp.                                             9,386,304
                                                 155,600    Oracle Corp. (b)                                            1,927,884
                                                                                                                  ---------------
                                                                                                                       11,922,911

Specialty Retail - 1.0%                           26,400    Best Buy Co., Inc.                                          1,149,192
                                                  73,800    Home Depot, Inc.                                            2,814,732
                                                                                                                  ---------------
                                                                                                                        3,963,924

Thrifts & Mortgage Finance - 1.9%                 20,400    Fannie Mae                                                    914,328
                                                  10,700    Freddie Mac                                                   604,122
                                                 150,900    New York Community Bancorp, Inc.                            2,474,760
                                                  93,400    Washington Mutual, Inc.                                     3,663,148
                                                                                                                  ---------------
                                                                                                                        7,656,358

Tobacco - 3.3%                                   111,700    Altria Group, Inc.                                          8,233,407
                                                  37,500    Reynolds American, Inc.                                     3,113,250
                                                  46,800    UST, Inc.                                                   1,959,048
                                                                                                                  ---------------
                                                                                                                       13,305,705

Wireless Telecommunication                        84,432    Sprint Nextel Corp.                                         2,007,793
Services - 0.5%

                                                            Total Common Stocks
                                                            (Cost - $358,790,692) - 91.1%                             366,083,291


                                              Beneficial
                                                Interest    Short-Term Securities
                                          $   36,198,791    Merrill Lynch Liquidity Series, LLC Money
                                                            Market Series (a)(e)                                       36,198,791

                                                            Total Short-Term Securities
                                                            (Cost - $36,198,791) - 9.0%                                36,198,791


                                                            Total Investments (Cost - $394,989,483) - 100.1%          402,282,082


                                               Number of
                                               Contracts    Options Written
Call Options Written - (0.6%)                               S&P 500 Index Option:
                                                     250        expiring October 2005 at USD 1,225                      (387,500)
                                                     500        expiring October 2005 at USD 1,230                      (610,000)
                                                   1,000        expiring October 2005 at USD 1,235                      (970,000)
                                                     750        expiring October 2005 at USD 1,240                      (547,500)

                                                            Total Options Written
                                                            (Premiums Received - $3,540,000) - (0.6%)                 (2,515,000)

                                                            Total Investments, Net of Options Written,
                                                            (Cost - $391,449,483*) - 99.5%                            399,767,082
                                                            Other Assets Less Liabilities - 0.5%                        1,986,466
                                                                                                                  ---------------
                                                            Net Assets - 100.0%                                   $   401,753,548
                                                                                                                  ===============

  * The cost and unrealized appreciation (depreciation) of investments, net of options written, as of September 30, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                   $      391,449,483
                                                     ==================
    Gross unrealized appreciation                    $       22,300,810
    Gross unrealized depreciation                          (13,983,211)
                                                     ------------------
    Net unrealized appreciation                      $        8,317,599
                                                     ==================


(a) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net              Interest
    Affiliate                                   Activity            Income

    Merrill Lynch Liquidity Series,
       LLC Money Market Series                $36,198,791          $433,770


(b) Non-income producing security.

(c) Depositary receipts.

(d) Security, or a portion of security, is on loan.

(e) A portion of security was purchased with the cash proceeds from securities loans.

    For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.
    This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.


    Financial futures contracts purchased as of September 30, 2005 were as follows:

    Number of                   Expiration          Face        Unrealized
    Contracts     Issue            Date            Value       Appreciation

    93        S&P 500 Index    December 2005     $28,615,258      $82,217


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Enhanced Equity Yield Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Enhanced Equity Yield Fund, Inc.


Date: November 17, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Enhanced Equity Yield Fund, Inc.


Date: November 17, 2005


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       Enhanced Equity Yield Fund, Inc.


Date: November 17, 2005